Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	R$ 474,559	R$ 338,939	R$ 291,157
Additions	100,728	147,249	73,668
Transfers	25,663	20,536	2,049
Write-offs and disposals	(287)	(727)	(1,056)
Depreciation	(39,115)	(31,438)	(26,879)
Property, plant, and equipment, ending	561,548	474,559	338,939
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	94,228	94,228	94,213
Additions
Transfers	523		15
Write-offs and disposals
Depreciation
Property, plant, and equipment, ending	94,751	94,228	94,228
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	80,946	47,968	45,498
Additions	7,835	5,832	4,657
Transfers	1,783	28,459	(976)
Write-offs and disposals		(14)	(45)
Depreciation	(2,242)	(1,299)	(1,166)
Property, plant, and equipment, ending	88,322	80,946	47,968
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	130,187	120,865	115,154
Additions	29,434	55,449	27,849
Transfers	42,153	(18,121)	1,988
Write-offs and disposals	(256)	(641)	(781)
Depreciation	(29,643)	(27,365)	(23,345)
Property, plant, and equipment, ending	171,875	130,187	120,865
Transport Equipments [Member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	4,241	2,495	2,472
Additions	17,597		175
Transfers	2,628	2,432	658
Write-offs and disposals			(3)
Depreciation	(866)	(686)	(807)
Property, plant, and equipment, ending	23,600	4,241	2,495
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	25,173	23,496	22,079
Additions	1,111	6,522	2,646
Transfers	(517)	(3,060)	394
Write-offs and disposals	(31)	(72)	(149)
Depreciation	(2,136)	(1,713)	(1,474)
Property, plant, and equipment, ending	23,600	25,173	23,496
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	139,784	49,887	11,741
Additions	44,751	79,446	38,341
Transfers	(20,907)	10,826	(30)
Write-offs and disposals			(78)
Depreciation	(4,228)	(375)	(87)
Property, plant, and equipment, ending	R$ 159,400	R$ 139,784	R$ 49,887